Litigation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2011 Zonegran [Member]	Dec. 31, 2010 Zonegran [Member]	Dec. 31, 2011 Patent [Member]	Dec. 31, 2011 Securities [Member]	Oct. 31, 2010 Antitrust [Member]	Dec. 31, 2009 Antitrust [Member]	Jun. 30, 2008 Abraxane [Member]	Dec. 31, 2011 Abraxane [Member] Patent [Member]	Dec. 31, 2011 Alcon [Member]	May 31, 2011 Alcon [Member] Patent [Member]
Loss Contingencies [Line Items]
Settlement amount received from Alcon	$ (206.3)									$ 78.0
Litigation settlement amount received											6.5	6.5
Settlement reserve charge	207.0	0.7		206.3
Litigation settlement, gross			(203.5)							55.0
Royalty rate to sales of company through period of verdict									6.00%	6.00%
Litigation settlement agreement, date					February 2011
Loss amount claimed by plaintiffs						4.5
Legal settlements and awards							$ 12.5	$ 4.6